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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

                   ANNUAL REPORT OF PROXY RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:    811-9819
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                   STATE STREET INSTITUTIONAL INVESTMENT TRUST
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               (Exact name of registrant as specified in charter)

                                  P.O. Box 5049
                           Boston, Massachusetts 02206
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                    (Address of principal executive offices)

                Julie Tedesco, Vice President and Senior Counsel
                       State Street Bank and Trust Company
                         225 Franklin Street, 2nd Floor
                           Boston, Massachusetts 02110
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 662-3968
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Date of fiscal year end:   December 31
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Date of reporting period: July 1, 2004 - June 30, 2005
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ITEM 1.  PROXY VOTING RECORD

Each of the State Street Equity 500 Index Fund and the State Street Institutional Liquid Reserves Fund (individually, a "Fund" and collectively, the "Funds")is a feeder fund which holds shares of a corresponding master portfolio, the State Street Equity 500 Index Portfolio and the State Street Money Market Portfolio, respectively, each of which is a series of State
Street Master Funds. Neither master portfolio held a shareholders' meeting during the reporting period for which the corresponding Fund was entitled to vote. The proxy voting records of the Funds' master portfolios, if applicable, are available through the State Street Master Funds' Form N-PX filed August 25, 2005, CIK number 0001094885, file number: 811-09599.
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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:   /s/ James Ross
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      James Ross
      President and Principal Executive Officer
      August 25, 2005